Note 45 (Tables)	6 Months Ended
Jun. 30, 2025
Related party transactions [abstract]
Balances arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

BALANCES ARISING FROM TRANSACTIONS WITH ENTITIES RELATED TO THE GROUP (MILLIONS OF EUROS)

	June 2025	December 2024
Assets
Loans and advances to credit institutions	28	13
Loans and advances to customers	562	639
Debt securities	2	4
Liabilities
Deposits from credit institutions	2	1
Customer deposits	89	160
Memorandum accounts
Financial guarantees given	200	171
Other commitments given	686	784
Loan commitments given	117	117

Balances of consolidated income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main aggregates in the condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

BALANCES OF CONSOLIDATED INCOME STATEMENT ARISING FROM TRANSACTIONS WITH ENTITIES RELATED TO THE GROUP (MILLIONS OF EUROS)

	June 2025	June 2024
Income statement
Interest and other income	14	21
Interest expense	1	3
Fee and commission income	3	2
Fee and commission expense	14	26

Transactions with members of the Board of Directors and Senior Management [Table Text Block]
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

BALANCE (THOUSANDS OF EUROS)

	June 30, 2025				December 31, 2024
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	1,865	200	6,029	385	2,176	210	4,664	688
Bank guarantees			10		—	—	10	—
(1) Excluding executive directors.